NOTE 8 - NOTES PAYABLE - RELATED PARTIES (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
NOTE 8 - NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Number of Notes	3
Debt Instrument, Face Amount	$ 1,617,881
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Officer [Member]
NOTE 8 - NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Number of Notes	3
Debt Instrument, Face Amount	$ 1,617,881
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Repayments of Debt		$ 23,202
Interest Payable		$ 48,899
Accounts Payable [Member]
NOTE 8 - NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 228,109
Accounts Payable and Accrued Liabilities [Member]
NOTE 8 - NOTES PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 1,389,772